General	6 Months Ended
Jun. 30, 2021
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.

Can-Fite Biopharma Ltd. (the “Company”) was incorporated and started to operate in September 1994 as a private Israeli company. Can-Fite is a clinical-stage biopharmaceutical company focused on developing orally bioavailable small molecule therapeutic products for the treatment of cancer, liver, inflammatory diseases, COVID-19 and erectile dysfunction. Its platform technology utilizes the Gi protein associated A3AR as a therapeutic target. A3AR is highly expressed in inflammatory and cancer cells, and not significantly expressed in normal cells, suggesting that the receptor could be a unique target for pharmacological intervention. The Company’s pipeline of drug candidates are synthetic, highly specific agonists and allosteric modulators, or ligands or molecules that initiate molecular events when binding with target proteins, targeting the A3AR.

The Company’s ordinary shares have been publicly traded on the Tel-Aviv Stock Exchange since October 2005 under the symbol “CFBI” and the Company’s American Depositary Shares (“ADSs”) began public trading on the over the counter market in the U.S. in October 2012 and since November 2013 the Company’s ADSs have been publicly traded on the NYSE American under the symbol “CANF”. Each ADS represents 30 ordinary shares of the Company.

b.	In the six months ended June 30, 2021, the Company incurred net losses of $ 5,097 and it had accumulated losses in the amount of $ 130,566.

Furthermore, the Company intends to continue to finance its operating activities by raising capital and seeking collaborations with multinational companies in the industry. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities.

On August 11, 2021, the Company entered into a definitive agreement for the issuance of ordinary shares, pre-funded warrants and warrants for a total consideration of $10,000 (see Note 8b).

If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to implement cost reduction and may be required to delay part of its development programs. The Company’s management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s products for at least the next twelve months beyond the date of the filing date of these consolidated financial statements.

c.	The global pandemic resulting from the disease known as COVID-19, caused by a novel strain of coronavirus, SARS-CoV-2, has caused national and global economic and financial market disruptions and may adversely impact our business. Although the Company did not see a material impact on its results of operations for the six months ended June 30, 2021 due to the COVID-19 pandemic, the Company cannot predict the duration or magnitude of the pandemic or the full impact that it may have on the Company’s operations and workforce, including the Company’s research and clinical trials and its ability to raise capital, which in turn could have an adverse impact on the Company’s business, financial condition and results of operation.

d.	On June 28, 2021, the Company announced it signed a development and commercialization agreement with Vetbiolix, a France-based veterinary biotech company, for the development of Piclidenoson for the treatment of osteoarthritis in companion animals including dogs and cats. According to the agreement, the Company will grant Vetbiolix an exclusive option to purchase its license of Piclidenoson in the veterinary osteoarthritis market for two years from the signature date, during which time Vetbiolix will conduct proof-of-concept studies and cover all associated costs. If the studies yield positive data and Vetbiolix exercises its option to obtain the license from Can-Fite, then Vetbiolix will be obligated to pay Can-Fite an upfront payment of 250 Euro and is entitled to additional milestones payments equal to 30% upon each upfront payment received from any sublicensee plus 15%-40% royalties on net sales upon regulatory approval for veterinary use.